Consolidated Statements Of Equity (Restated) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Rights offering, issue costs	$ 75,443	$ 27,311
Stock-based compensation, reclassifications	290
Exercise of share purchase warrants, issue costs		$ 1,065